DEBT (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Debt for Apache and Subsidiaries

The following table presents the carrying value of the Company’s debt at December 31, 2013 and 2012:

	December 31,
	2013	2012
	(In millions)
U.S.:
Money market lines of credit	$—	$13
Commercial paper	—	489
5.25% notes due 2013(1)	—	500
6.0% notes due 2013(1)	—	400
5.625% notes due 2017(1)	500	500
1.75% notes due 2017(1)	400	400
6.9% notes due 2018(1)	400	400
7.0% notes due 2018	150	150
7.625% notes due 2019	150	150
3.625% notes due 2021(1)	500	500
3.25% notes due 2022(1)	919	1,100
2.625% notes due 2023(1)	531	1,200
7.7% notes due 2026	100	100
7.95% notes due 2026	180	180
6.0% notes due 2037(1)	1,000	1,000
5.1% notes due 2040(1)	1,500	1,500
5.25% notes due 2042(1)	500	500
4.75% notes due 2043(1)	1,500	1,500
4.25% notes due 2044(1)	800	800
7.375% debentures due 2047	150	150
7.625% debentures due 2096	150	150

	9,430	11,682

Subsidiary and other obligations:
Argentina overdraft lines of credit	51	69
Canada lines of credit	2	9
Apache Finance Canada 4.375% notes due 2015(1)	—	350
Notes due in 2016 and 2017	1	1
Apache Finance Canada 7.75% notes due 2029	300	300

	354	729

Debt before unamortized discount	9,784	12,411
Unamortized discount	(59)	(66)

Total debt	$9,725	$12,345

Current maturities	$(53)	$(990)

Long-term debt	$9,672	$11,355

(1)	These notes are redeemable, as a whole or in part, at Apache’s option, subject to a make-whole premium. The remaining notes and debentures are not redeemable.

Schedule of Long Term Debt by Maturity	Debt maturities as of December 31, 2013, excluding discounts, are as follows:

(In millions)
2014	$53
2015	—
2016	1
2017	900
2018	550
Thereafter	8,280

Total Debt, excluding discounts	$9,784

Non-Recurring Fair Value Measurement

Apache uses a market approach to determine the fair value of its fixed-rate debt using estimates provided by an independent investment financial data services firm (a Level 2 fair value measurement).

	December 31, 2013		December 31, 2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In millions)

Money market lines of credit	$53	$53	$91	$91
Commercial paper	—	—	489	489
Notes and debentures	9,672	10,247	11,765	13,340

Total Debt	$9,725	$10,300	$12,345	$13,920

Financing Costs, Net

Financing Costs, Net

The following table presents the components of Apache’s financing costs, net:

	For the Year Ended December 31,
	2013	2012	2011
	(In millions)
Interest expense	$560	$501	$430
Amortization of deferred loan costs	8	7	5
Capitalized interest	(364)	(323)	(251)
Gain on extinguishment of debt	(16)	—	—
Interest income	(11)	(13)	(12)

Financing costs, net	$177	$172	$172